Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 5,304	$ 64
Prepayments and other receivables	1,609	2,384
Total current assets	6,913	2,448
Property and Equipment, net	7	23
Total non-current assets	7	23
Total assets	6,920	2,471
Current liabilities:
Accounts payable and accrued expenses	6,401	4,749
Total current liabilities	6,401	4,749
Total liabilities	6,401	4,749
Shareholders' Equity:
Called up share capital	8,592	8,141
Share premium	40,862	31,284
Share based payment reserve - Options	3,854	3,213
Share based payment reserve - warrants	743	579
Convertible loan note reserve
Merger relief reserve
Other reserve	(46,171)	(46,171)
Translation reserve	1,977	1,997
Capital reduction reserve	41,292	41,292
Retained earnings	(50,630)	(42,613)
Total shareholders' equity	519	(2,278)
Total liabilities and shareholders' equity	$ 6,920	$ 2,471